Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Capital Growth Fund, Series II shares, Invesco Van Kampen V.I. Capital Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Capital Growth Fund | Series II shares, Invesco Van Kampen V.I. Capital Growth Fund
Annual Total Returns
'01	(31.66%)
'02	(32.65%)
'03	27.03%
'04	6.78%
'05	7.64%
'06	2.62%
'07	16.64%
'08	(49.11%)
'09	65.64%
'10	19.56%